Operating assets and liabilities - Provisions and contingent liabilities - Provisions (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	kr 74,877	kr 55,894
Additional provisions, including increases to existing provisions	288,801	207,715
Amount used during the year	(251,246)	(190,278)
Adjustments, including unused amounts reversed during the year	(3,023)	(1,668)
Effect of exchange rate adjustment	(2,282)	3,214
At the end of the year	107,127	74,877	kr 55,894
Non-current liabilities	6,649	4,590
Current liabilities	100,478	70,287
Provision for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	69,499	50,822	34,052
Additional provisions, including increases to existing provisions	285,266	206,354	155,602
Amount used during the year	(250,316)	(189,580)	(141,370)
Adjustments, including unused amounts reversed during the year	(2,364)
Effect of exchange rate adjustment	(2,207)	3,044	2,822
At the end of the year	99,878	69,499	kr 50,822
Non-current liabilities	451
Current liabilities	99,427
Provisions for legal disputes
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	2,376
Additional provisions, including increases to existing provisions	1,937
Amount used during the year	(226)
Adjustments, including unused amounts reversed during the year	(240)
Effect of exchange rate adjustment	(61)
At the end of the year	3,786	2,376
Non-current liabilities	3,763
Current liabilities	23
Provisions for product returns
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,030
Additional provisions, including increases to existing provisions	1,010
Amount used during the year	(531)
Adjustments, including unused amounts reversed during the year	12
Effect of exchange rate adjustment	11
At the end of the year	1,532	1,030
Non-current liabilities	613
Current liabilities	919
Other provisions
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,972
Additional provisions, including increases to existing provisions	588
Amount used during the year	(173)
Adjustments, including unused amounts reversed during the year	(431)
Effect of exchange rate adjustment	(25)
At the end of the year	1,931	kr 1,972
Non-current liabilities	1,822
Current liabilities	kr 109